T. ROWE PRICE EQUITY INCOME ETF

September 30, 2022 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.8%
COMMUNICATION SERVICES 5.0%
Diversified Telecommunication Services 0.4%
AT&T	12,821	197
Verizon Communications	3,471	132
		329
Entertainment 1.3%
Walt Disney (1)	11,686	1,102
Warner Bros Discovery (1)	4,532	52
		1,154
Interactive Media & Services 0.6%
Meta Platforms, Class A (1)	4,129	560
		560
Media 2.7%
Comcast, Class A	31,443	922
Fox, Class B	6,593	188
News, Class A	82,707	1,250
Paramount Global	4,000	76
		2,436
Total Communication Services		4,479
CONSUMER DISCRETIONARY 4.1%
Automobiles 1.0%
General Motors	26,695	857
		857
Hotels Restaurants & Leisure 0.8%
Las Vegas Sands (1)	20,212	758
		758
Leisure Products 0.7%
Mattel (1)	34,126	646
		646
Multiline Retail 0.4%
Kohl's	14,918	375
		375
Specialty Retail 1.2%
Best Buy	4,441	281
TJX	12,209	759
		1,040
Total Consumer Discretionary		3,676
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 6.9%
Beverages 0.2%
Coca-Cola	2,588	145
Constellation Brands, Class A	200	46
		191
Food & Staples Retailing 0.9%
Walmart	6,290	816
		816
Food Products 2.7%
Conagra Brands	43,912	1,433
Mondelez International	2,201	121
Tyson Foods, Class A	13,494	889
		2,443
Household Products 1.5%
Kimberly-Clark	11,820	1,330
		1,330
Tobacco 1.6%
Philip Morris International	16,645	1,382
		1,382
Total Consumer Staples		6,162
ENERGY 8.0%
Oil, Gas & Consumable Fuels 8.0%
Chevron	1,345	193
Enbridge	6,041	224
EOG Resources	9,583	1,071
Exxon Mobil	13,969	1,220
Hess	6,201	676
Occidental Petroleum	406	25
Targa Resources	1,067	64
TC Energy	30,044	1,210
TotalEnergies, ADR	50,930	2,369
Williams	2,300	66
Total Energy		7,118
FINANCIALS 21.1%
Banks 7.8%
Bank of America	13,857	418
Citigroup	11,801	492
Fifth Third Bancorp	28,471	910
Huntington Bancshares	92,484	1,219
JPMorgan Chase	5,457	570
PNC Financial Services Group	1,908	285
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Wells Fargo	75,025	3,018
		6,912
Capital Markets 4.1%
Bank of New York Mellon	132	5
Charles Schwab	7,287	524
Franklin Resources	3,648	79
Goldman Sachs Group	4,328	1,268
Morgan Stanley	9,033	714
Raymond James Financial	1,005	99
State Street	15,663	952
		3,641
Diversified Financial Services 1.8%
Apollo Global Management	3,235	151
Equitable Holdings	54,208	1,428
		1,579
Insurance 7.4%
American International Group	41,379	1,965
Chubb	9,408	1,711
Hartford Financial Services Group	11,093	687
Loews	17,905	892
Marsh & McLennan	386	58
MetLife	21,559	1,310
		6,623
Total Financials		18,755
HEALTH CARE 18.2%
Biotechnology 2.2%
AbbVie	12,223	1,641
Biogen (1)	1,065	284
Gilead Sciences	248	15
		1,940
Health Care Equipment & Supplies 4.1%
Becton Dickinson	8,077	1,800
Medtronic	12,334	996
Zimmer Biomet Holdings	8,212	859
		3,655
Health Care Providers & Services 6.3%
Cardinal Health	8,873	592
Centene (1)	7,910	615
Cigna	3,625	1,006
CVS Health	13,785	1,315
Elevance Health	4,527	2,056
		5,584
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Pharmaceuticals 5.6%
AstraZeneca, ADR	8,504	466
GSK, ADR	1,912	56
Johnson & Johnson	9,868	1,612
Merck	9,024	777
Pfizer	26,164	1,145
Sanofi, ADR	20,714	788
Viatris	18,400	157
		5,001
Total Health Care		16,180
INDUSTRIALS & BUSINESS SERVICES 9.3%
Aerospace & Defense 2.4%
Boeing (1)	4,909	594
L3Harris Technologies	7,385	1,535
		2,129
Air Freight & Logistics 2.2%
United Parcel Service, Class B	11,884	1,920
		1,920
Airlines 0.4%
Southwest Airlines (1)	9,936	306
		306
Commercial Services & Supplies 0.6%
Stericycle (1)	13,424	565
		565
Industrial Conglomerates 2.6%
3M	1,284	142
General Electric	35,094	2,173
		2,315
Machinery 1.1%
Cummins	994	203
Flowserve	2,846	69
PACCAR	3,791	317
Stanley Black & Decker	5,494	413
		1,002
Total Industrials & Business Services		8,237
INFORMATION TECHNOLOGY 7.2%
Communications Equipment 0.4%
Cisco Systems	9,433	377
		377
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity	2,253	249
		249
IT Services 0.9%
Accenture, Class A	400	103
Fiserv (1)	7,546	706
		809
Semiconductors & Semiconductor Equipment 4.2%
Applied Materials	7,421	608
NXP Semiconductors	1,151	170
QUALCOMM	17,845	2,016
Texas Instruments	6,309	977
		3,771
Software 1.4%
Citrix Systems	169	17
Microsoft	5,087	1,185
		1,202
Total Information Technology		6,408
MATERIALS 5.1%
Chemicals 3.6%
CF Industries Holdings	22,041	2,122
DuPont de Nemours	1,492	75
International Flavors & Fragrances	6,444	585
PPG Industries	1,639	181
RPM International	3,159	263
		3,226
Containers & Packaging 1.5%
International Paper	40,338	1,279
		1,279
Total Materials		4,505
REAL ESTATE 4.4%
Equity Real Estate Investment Trusts 4.4%
Equity Residential, REIT	22,047	1,482
Rayonier, REIT	24,000	719
Simon Property Group, REIT	500	45
Vornado Realty Trust, REIT	2,790	65
Welltower, REIT	2,790	180
Weyerhaeuser, REIT	48,230	1,377
Total Real Estate		3,868
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
UTILITIES 9.5%
Electric Utilities 4.3%
NextEra Energy	9,308	730
PG&E (1)	7,400	93
Southern	42,794	2,910
Xcel Energy	2,036	130
		3,863
Multi-Utilities 5.2%
Ameren	7,451	600
Dominion Energy	14,912	1,031
NiSource	40,086	1,010
Sempra Energy	13,161	1,973
		4,614
Total Utilities		8,477
Total Common Stocks (Cost $93,350)		87,865
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, 2.94% (2)	722,384	722
Total Short-Term Investments (Cost $722)		722
Total Investments in Securities 99.6% of Net Assets (Cost $94,072)		$88,587
Other Assets Less Liabilities 0.4%		350
Net Assets 100.0%		$88,937

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Income ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund's Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund's valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE EQUITY INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
ETF787-054Q3
09/2022